CONTRACT ASSETS (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
Total contract price under the 2019 FMP "smart campus" project			$ 2,300,000
Contract assets	$ 209,724			$ 1,750,077
Contract Price	300,000
2017 [Member] | FMP [Member]
Total outstanding contract receivable				$ 209,724
Total contract price	2,400,000
Post-contract maintenance and technical support fee	730,000		5,400
2017 [Member] | Experiment-Based Simulation Center [Member] | FMP [Member]
Contract Price		$ 700,000
2019 [Member] | FMP [Member]
Maintenance expense	391,737
Contract assets	1,750,077
Amount to be received from services		$ 766,289	$ 259,982
Services expense	332,069
Phase I [Member]
Contract Price	1,010,000.00
Phase II [Member]
Contract Price	$ 500,000